Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions
NOTE 5 RELATED-PARTY TRANSACTIONS

For the year ended December 31, 2025, the Plan makes certain investments through the Trust, which are considered to be party-in-interest transactions for which a statutory exemption from the prohibited transaction regulation exists. They are as follows:

–	Notes receivable from participants are considered to be party-in-interest transactions.
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Investments in certain funds sponsored by UBS Asset Management, a wholly owned subsidiary of the Plan sponsor, are considered to be party-in-interest transactions. The Plan offers UBS mutual funds, a collective investment trust, and a separately managed account as part of the investment fund line-up.

–	The Plan invests in common stock of UBS Group AG. These transactions qualify as party-in-interest transactions. The Plan received a total common stock dividends payment of $9,752,787 for 2025.
Certain officers and employees of the Plan’s sponsor (who may also be participants in the Plan) perform administrative services related to the Plan’s operation, record keeping and financial reporting. The Plan’s sponsor pays these individuals’ salaries and also pays certain other administrative expenses on the Plan’s behalf. The foregoing transactions are not deemed prohibited party-in-interest transactions because they are covered by statutory and administrative exemptions from the Code and ERISA’s rules on prohibited transactions.